INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of income tax expense

Income tax expense consists of the following:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax expense:	111,552	168,924	83,216
Deferred income tax (benefit) expense:	(17,637)	(131,917)	25,595
Total income tax expense	93,915	37,007	108,811

Summary of significant components of deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Payroll and welfare payable	12,131	11,635
Accrued expenses	16,199	10,198
Allowance for uncollectible receivables, contract assets, loans receivable and others	37,932	56,164
Net loss carryforward	13,595	13,495
Liabilities related to customer incentive	44,216	11,435
Gross deferred tax assets	124,073	102,927
Valuation allowances	(1,909)	(4,102)
Net deferred tax assets	122,164	98,825
Deferred tax liabilities
Uncollected revenues	(53,872)	(57,890)
Total deferred tax liabilities	(53,872)	(57,890)
Deferred tax assets, net	68,292	40,935

Summary of changes in valuation allowance	Changes in valuation allowance are as follows:
Year Ended December 31,
2020
RMB
Balance at beginning of the year	(1,909)
Additions	(2,871)
Reversals	678
Balance at end of the year	(4,102)

Summary of reconciliations of differences between PRC statutory income tax rate and group's effective income tax rate
10.	INCOME TAXES – continued

Reconciliations of the differences between PRC statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible expense	2.62%	6.66%	2.54%
Research and Development expense super deduction	(1.44%)	(2.97%)	(0.62%)
Effect of tax holiday	(12.87%)	(18.86%)	(2.12%)
Different tax rate of entities operating in other jurisdiction	0.00%	(0.07%)	4.86%
Valuation allowance	0.00%	0.32%	0.61%
Change in tax rate	0.00%	(3.13%)	0.00%
True up	0.00%	(0.40%)	0.05%
Effective tax rate	13.31%	6.55%	30.32%

Summary of effect of tax holiday

The effect of the tax holiday on the income per share is as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Tax saving amount due to HNTE status	90,819	106,516	—
Tax saving amount due to Software enterprise	—	—	7,527
Tax expense amount due to other jurisdiction	—	(411)	(17,405)
Income per share effect-basic and diluted	0.45	0.50	(0.05)